Investments in Joint Operations	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investments in Joint Operations
24.	INVESTMENTS IN JOINT OPERATIONS

The Group participates in JO and other agreements that give to the Group a contractually established percentage over the rights of the assets and obligations that emerge from the contracts. Interest in such JO have been consolidated line by line on the basis of the mentioned interest over the assets, liabilities, income and expenses related to each contract. Interest in JO have been calculated based upon the latest available financial statements as of the end of each year, taking into consideration significant subsequent events and transactions as well as management information available.

The exploration and production JO and other agreements in which YPF participates allocate the hydrocarbon production to each partner based on the ownership interest; consequently, such hydrocarbons are commercialized directly by the partners recognizing each of them the corresponding economic effects.

The assets and liabilities as of December 31, 2018, 2017 and 2016, and expenses for the three fiscal years ended on December 31, 2018, 2017 and 2016 of the JO and other agreements in which the Group participates are as follows:

	2018	2017	2016
Noncurrent assets(1)	130,272	66,887	63,145
Current assets	4,024	2,417	2,602

Total assets	134,296	69,304	65,747

Noncurrent liabilities	11,484	5,876	5,946
Current liabilities	9,695	5,524	6,293

Total liabilities	21,179	11,400	12,239

	2018	2017	2016
Production cost	39,713	24,471	21,624
Exploration expenses	242	767	849

(1)	It does not include charges for impairment of property, plant and equipment because they are recorded by the partners participating in the JO

As of December 31, 2018, the main exploration and production JO in which the Group participates are the following:

Name	Location	Participation		Operator
Acambuco	Salta	22.50%		Pan American Energy LLC
Aguada Pichana - Area Vaca Muerta	Neuquén	22.50%		Total Austral S.A.
Aguada Pichana - Residual	Neuquén	27.27%		Total Austral S.A.
Aguaragüe	Salta	53.00%		Tecpetrol S.A.
CAM-2/A SUR	Tierra del Fuego	50.00%		Enap Sipetrol Argentina S.A.
Campamento Central / Cañadón Perdido	Chubut	50.00%		YPF
Consorcio CNQ 7/A	La Pampa and Mendoza	50.00%		Pluspetrol Energy S.A.
El Tordillo	Chubut	12.20%		Tecpetrol S.A.
La Tapera y Puesto Quiroga	Chubut	12.20%		Tecpetrol S.A.
Lindero Atravesado	Neuquén	37.50%		Pan American Energy LLC
Llancanelo	Mendoza	61.00	%(1)	YPF
Magallanes	Santa Cruz, Tierra del Fuego and Plataforma Continental Nacional	50.00%		Enap Sipetrol Argentina S.A.
Loma Campana	Neuquén and Mendoza	50.00%		YPF
Ramos	Salta	42.00%		Pluspetrol Energy S.A.
Rincón del Mangrullo	Neuquén	50.00%		YPF
San Roque	Neuquén	34.11%		Total Austral S.A.
Yacimiento La Ventana – Río Tunuyán	Mendoza	70.00%		YPF
Zampal Oeste	Mendoza	70.00%		YPF
Narambuena	Neuquén	50.00%		YPF
La Amarga Chica	Neuquén	50.00%		YPF
El Orejano	Neuquén	50.00%		YPF
Bajo del Toro	Neuquén	50.00	%(2)	YPF
Bandurria Sur	Neuquén	51.00%		YPF
Aguada de Castro y Aguada Pichana Oeste	Neuquén	30.00%		Pan American Energy LLC

(1)	See Note 29.b.
(2)	YPF has a direct interest of 26% and an indirect interest of 24% through Bajo del Toro I S.R.L